Commitments And Contingencies (Schedule Of Leased Assets Under Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Accumulated depreciation	¥ (3,640)	¥ (5,839)
Capital leased assets, total	2,574	2,014
Land [Member]
Capital Leased Assets [Line Items]
Leased assets under capital lease	63
Machinery And Equipment
Capital Leased Assets [Line Items]
Leased assets under capital lease	5,971	7,616
Software
Capital Leased Assets [Line Items]
Leased assets under capital lease	¥ 180	¥ 237